Annual Total Returns [BarChart] - Loomis Sayles Global Allocation Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.25%)
Annual Return 2012	17.24%
Annual Return 2013	17.34%
Annual Return 2014	3.76%
Annual Return 2015	1.47%
Annual Return 2016	5.03%
Annual Return 2017	23.33%
Annual Return 2018	(5.20%)
Annual Return 2019	27.86%
Annual Return 2020	15.11%